RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 10, 2024	Dec. 31, 2023
Private Placement Financing [Member]
IfrsStatementLineItems [Line Items]
Shares issued		610,000
Share price		$ 0.10
Chief Executive Officer And Directors [Member]
IfrsStatementLineItems [Line Items]
Convertible debentures and accrued interest	$ 549,589		$ 519,589